Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary Of Deferred Tax Assets And Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	2015	2014
Deferred tax assets:
Previously securitized loans	$4,337	$4,703
Allowance for loan losses	7,412	7,413
Deferred compensation payable	4,058	3,966
Underfunded pension liability	2,792	3,113
Accrued expenses	1,789	2,451
Impaired assets	797	1,172
Impaired securities losses	6,719	8,377
Intangible assets	2,194	4,946
Other	3,964	3,292
Total Deferred Tax Assets	34,062	39,433
Deferred tax liabilities:
Unrealized securities gains	585	741
Other	3,503	1,926
Total Deferred Tax Liabilities	4,088	2,667
Net Deferred Tax Assets	$29,974	$36,766

Summary Of Income Tax Expense
Significant components of the provision for income taxes are as follows (in thousands):

	2015	2014	2013
Current:
Federal	$20,830	$20,629	$18,808
State	957	(943)	1,781
Total current tax expense	21,787	19,686	20,589

Total deferred tax expense	6,627	4,585	4,686
Income tax expense	$28,414	$24,271	$25,275

Reconciliation Of The Significant Differences Between The Federal Statutory Income Tax Rate And Effective Income Tax Rate
A reconciliation of the significant differences between the federal statutory income tax rate and the Company’s effective income tax rate is as follows (in thousands):

	2015	2014	2013

Computed federal taxes at statutory rate	$28,879	$27,031	$25,722
State income taxes, net of federal tax benefit	887	(482)	1,982
Tax effects of:
Tax-exempt interest income	(498)	(500)	(616)
Bank-owned life insurance	(1,181)	(1,074)	(1,187)
Tax reserve adjustment	—	—	24
Other items, net	327	(704)	(650)
Income tax expense	$28,414	$24,271	$25,275

Reconciliation Of The Unrecognized Tax Benefits Rollforward
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows (in thousands):

	2015	2014

Beginning balance	$2,398	$4,717
Additions for current year tax positions	299	486
Additions for prior year tax positions	377	—
Decreases for prior year tax positions	—	—
Decreases for settlements with tax authorities	—	—
Decreases related to lapse of applicable statute of limitation	(910)	(2,805)
Ending balance	$2,164	$2,398